Label	Element	Value
Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DEFENSIVE STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Manage risk of loss while providing current income and opportunity for limited capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 143% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because the Defensive Strategy Fund (Fund) incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will seek to manage risk of loss while providing current income and opportunity for limited capital appreciation. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund predominantly invests in other SEI funds, each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	40-100%
Multi-Asset Investment Funds	0-60%
Non-Investment Grade Bond Funds	0-30%
U.S. Equity Funds	0-30%
Real Estate Funds	0-20%
International Equity Funds	0-15%

The Fund may also directly invest in interests of exchange-traded products (ETPs) (including exchange-traded funds structured as investment companies (ETFs) and exchange-traded commodity pools) and shares of other investment companies. The Fund may invest in such instruments to implement an investment technique or achieve a specific asset class exposure that could not be efficiently implemented from an allocation to the Underlying SEI Funds alone. For instance, the Fund may invest in such securities to offset or pursue a sector overweight or underweight, to hedge or increase exposure to a specific currency, to gain exposure to additional asset classes, to adjust characteristics of the Fund, such as interest rate duration or yield curve exposure, or to otherwise enhance or offset exposures incurred by the Fund through its investments in the Underlying SEI Funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The success of the Fund's investment strategy depends on SIMC's allocation of assets among the Underlying SEI Funds and its selection of other investment companies and ETPs in which to invest that portion of the Fund's assets not allocated to the Underlying SEI Funds. In managing the Fund, SIMC may be incorrect in assessing market trends or the value or growth capability of particular asset classes or other investments. In addition, the methodology by which SIMC allocates the Fund's assets among the Underlying SEI Funds and other investments may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds.

The Underlying SEI Funds and other investment companies and ETPs in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The principal risks of the Fund as a result of its investments in the Underlying SEI Funds and other investment companies, ETPs or other investments are set forth below.

Fixed Income Market Risk — The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Underlying SEI Fund's and, in turn, the Fund's value may fluctuate and/or the Underlying SEI Fund and the Fund may experience increased redemptions from shareholders, which may impact the Underlying SEI Fund's and the Fund's liquidity or force the Underlying SEI Fund and the Fund to sell securities into a declining or illiquid market.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Investment Company Risk — When the Fund or an Underlying SEI Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund or an Underlying SEI Fund had invested directly in the underlying investments.

Asset Allocation Risk — The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Underlying SEI Funds invest. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commodity Investments Risk — Certain Underlying SEI Funds may invest a portion of their assets in a wholly owned subsidiary that is not registered under the Investment Company Act of 1940, as amended, and invests directly in commodities and commodity-related instruments. Other Underlying SEI Funds may have indirect exposure to commodities by investing in commodity-related instruments. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Short Sales Risk — A short sale involves the sale of a security that an Underlying SEI Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales entered into by an Underlying SEI Fund expose the Fund to the risk that the Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund, that is potentially unlimited. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the share price of an Underlying SEI Fund and, therefore, the Fund. Investment in short sales may also cause an Underlying SEI Fund to incur expenses related to borrowing securities. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return.

Small and Medium Capitalization Risk — Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund or an Underlying SEI Fund to sell such investments at inopportune times, which could result in losses to the Fund or an Underlying SEI Fund.

Currency Risk — As a result of the Fund's and certain Underlying SEI Funds' investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund or an Underlying SEI Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Exchange-Traded Products (ETPs) Risk — The risks of owning interests of an ETP, such as an ETF or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund or an Underlying SEI Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, just as you could with other investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of July 31, 2021, the Class D Shares of the Fund had not commenced operations. The bar chart and the performance table below provide some indication of the risks of investing in the Class D Shares of the Fund by showing changes in the Fund's Class F Shares performance from year to year for the past ten calendar years and by showing how the Fund's Class F Shares average annual returns for 1, 5 and 10 years, and since the Fund's Class F Shares inception, compared with those of a broad measure of market performance. Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class F Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Class D Shares of the Fund by showing changes in the Fund's Class F Shares performance from year to year for the past ten calendar years and by showing how the Fund's Class F Shares average annual returns for 1, 5 and 10 years, and since the Fund's Class F Shares inception, compared with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of July 31, 2021, the Class D Shares of the Fund had not commenced operations.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and two additional indexes: the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the ICE BofA 3-Month U.S. Treasury Bill Index. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2.79% (6/30/2020) Worst Quarter: -2.70% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2021 to June 30, 2021 was 1.68%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart and the performance table below provide some indication of the risks of investing in the Class D Shares of the Fund by showing changes in the Fund's Class F Shares performance from year to year for the past ten calendar years and by showing how the Fund's Class F Shares average annual returns for 1, 5 and 10 years, and since the Fund's Class F Shares inception, compared with those of a broad measure of market performance.
Year to Date Return, Label	rr_YearToDateReturnLabel	Class F total return (pre-tax)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.70%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and two additional indexes: the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the ICE BofA 3-Month U.S. Treasury Bill Index. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND | Bloomberg Barclays U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2003
Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2003
Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND | ICE BofA 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICE BofA 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2003
Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,084
Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS F
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2011	rr_AnnualReturn2011	2.68%
Annual Return 2012	rr_AnnualReturn2012	3.49%
Annual Return 2013	rr_AnnualReturn2013	1.01%
Annual Return 2014	rr_AnnualReturn2014	1.90%
Annual Return 2015	rr_AnnualReturn2015	(0.14%)
Annual Return 2016	rr_AnnualReturn2016	2.56%
Annual Return 2017	rr_AnnualReturn2017	2.81%
Annual Return 2018	rr_AnnualReturn2018	(0.26%)
Annual Return 2019	rr_AnnualReturn2019	6.26%
Annual Return 2020	rr_AnnualReturn2020	2.72%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2003
Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS F | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS F | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.51%

[1]	Because the Defensive Strategy Fund (Fund) incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.